Earnouts	12 Months Ended
Dec. 31, 2023
EarnOut Shares [Abstract]
Earnouts
(16) Earnouts
In connection with the Merger, the Sponsor received the Sponsor Earnout Shares, divided into three classes of Class E common stock;
E-1,
E-2,
and
E-3,
respectively. All classes of Class E common stock are held by a single party. Upon achieving certain milestones (described below), each share of Class E common stock is automatically converted into shares of the Company’s Class A common stock. For the avoidance of doubt, Class E common stock shares do not have any voting or economic rights, and they represent the right to receive shares of Class A common stock.
In addition to the Sponsor Earnout Shares described above, BT HoldCo also issued earnouts (“BT HoldCo Earnout Units”), of which 1,075,061 were issued to the Company and 15,000,000 were issued to BT Assets, Inc. The BT HoldCo Earnout Units issued by BT HoldCo are subject to the same vesting conditions as the Sponsor Earnout Shares. Upon vesting, these units will be automatically exchanged into common units of BT HoldCo. BT HoldCo Earnout Units held by the Company mirror the Sponsor Earnout Shares arrangement as it is intended to maintain the
UP-C
corporation structure of the consolidated reporting group (i.e., for every Class A common stock share outstanding, the Company will own a corresponding Class A Unit in BT HoldCo). BT HoldCo Earnout Units issued to BT Assets, Inc. will impact the non-controlling
interest recognized by the Company when these units vest.
The Earnout Shares (both Sponsor Earnout Shares and BT HoldCo Earnout Units) vest as follows:
First Earnout Period (seven years from date of Merger):
(a)
One-third
(1/3
rd
) of the Earnout Shares (Class
E-1
common stock), if the closing share price of Bitcoin Depot’s Class A common stock, par value $0.0001 per share (Class A common stock) equals or exceeds $12.00 per share for any 10 trading days within any consecutive 20 trading day period that occurs after the Closing Date; and
(b)
One-third
(1/3
rd
) of the Earnout Shares (Class
E-2
common stock), if the closing share price of Class A common stock equals or exceeds $14.00 per share for any 10 trading days within any consecutive 20 trading day period.
Second Earnout Period (ten years from date of Merger):
(a) Remaining Earnout Shares (representing
one-third
(1/3
rd
)) (Class
E-3
common stock) if the closing share price of Bitcoin Depot’s Class A common stock equals or exceeds $16.00 per share for any 10 trading days within any consecutive 20 trading day period that occurs after the Closing Date.

During the year ended December 31, 2023, the market price of the Company’s Class A common stock did not exceed required amount per share. Additionally, in accordance with the earnout provisions, the market price of the Company’s Class A common stock did not exceed $12.00 per share for any 10 trading days within any consecutive 20 trading day period after the Merger to achieve the 1st vesting hurdle.